Property, Plant and Equipment - Additional Information (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment, not yet in service	$ 8,263,652	$ 5,181,494